Deferred Tax Assets and Deferred Tax Liabilities (Details 1) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Deferred tax assets	$ 242,863	$ 486,009
Deferred tax liabilities